Pension Plans (Details 8) $ in Millions	Dec. 31, 2014 USD ($)
UK Pension Plan [Member]
Expected future benefit payments
2014	$ 83
2015	84
2016	87
2017	89
2018	92
2019-2023	505
US Pension Plan [Member]
Expected future benefit payments
2014	41
2015	43
2016	46
2017	49
2018	51
2019-2023	$ 284